Investments (Tables)	12 Months Ended
Dec. 31, 2017
Griffin Capital Essential Asset REIT, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of the investment
As of December 31, 2017, the balance of the investment is shown below:

Digital Realty Joint Venture
Balance as of December 31, 2016	$46,313
Other comprehensive income	465
Net loss	(2,065)
Distributions	(7,599)
Balance as of December 31, 2017	$37,114